Administrative, operation and project expenses (Tables)	9 Months Ended
Sep. 30, 2023
Administrative, operation and project expenses
Schedule of administrative, operation and project expenses

	Nine-month period ended September 30,
	2023	2022

	(Unaudited)
Administration expenses
General expenses	1,542,546	1,269,973
Labor expenses	1,407,865	1,208,844
Depreciation and amortization	348,306	314,566
Taxes	62,272	51,244
	3,360,989	2,844,627
Operation and project expenses
Exploration expenses (1)	1,303,339	637,590
Commissions, fees, freights, and services	1,232,089	896,113
Taxes	632,085	562,837
Labor expenses	292,543	270,162
Fee for regulatory entities	230,357	123,128
Maintenance	69,540	82,440
Depreciation and amortization	49,631	73,700
Other	106,288	187,553
	3,915,872	2,833,523